Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net (loss) income	$ (67,402)	$ 56,876
Adjustment to reconcile net (loss) income to net cash provided by (used in) operating activities:
Restricted stock amortization	4,255	3,713
Vessel depreciation	12,135	12,460
Amortization of deferred financing costs	404	132
Loss (gain) on asset disposal / vessels sold	49,336	896
Net unrealized gains on investments	0	(46,767)
Dividend income on equity investments	0	(431)
Deferred taxes	5,016	0
Drydocking expenditures	0	(504)
Changes in operating assets and liabilities:
Decrease in inventories	789	753
Decrease (increase) in accounts receivable	5,377	(31,496)
Increase in prepaid expenses and other current assets	(7,432)	(4,687)
Increase in accounts payable, accrued expenses and other liabilities	1,358	6,095
Decrease in taxes payable	(2,113)	(2,758)
(Decrease) increase in related party balances	(135)	1,016
Net cash provided by (used in) operating activities	1,588	(4,702)
Investing activities
Dividend income on equity investments	0	431
Payments for vessels under construction and other fixed assets	(42,376)	(35,836)
Net cash used in investing activities	(42,376)	(35,405)
Financing activities
Proceeds from issuance of debt	0	130,000
Repayments of long term debt	(6,250)	(198,790)
Dividend paid	(772)	(799)
Debt issuance cost paid	0	(3,235)
Net cash used in financing activities	(7,022)	(72,824)
Decrease in cash, cash equivalents and restricted cash	(47,810)	(112,931)
Cash, cash equivalents and restricted cash, beginning of period	127,227	153,977
Cash, cash equivalents and restricted cash, end of period	79,417	41,046
Supplemental cash flow information:
Interest paid	1,279	2,218
Taxes paid	2,698	2,165
Non-cash investing and financing activities
Right of use assets obtained in exchange for operating lease liabilities	$ 0	$ 1,035